             As filed with the Securities and Exchange Commission on May 1, 2001
                                                       Registration No. 33-73520
                                                                        811-8250


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  __________

                                   FORM N-lA

             Registration Statement Under The Securities Act Of 1933       [X]

                           Pre-Effective Amendment No.__                   [_]

                           Post-Effective Amendment No. 10                 [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940   [X]

                                Amendment No. 11                           [X]

                        (Check appropriate box or boxes)

                      PILGRIM EMERGING MARKETS FUND, INC.
            (formerly named Lexington Emerging Markets Fund, Inc.)
                (Exact Name of Registrant Specified in Charter)

                         7337 E. Doubletree Ranch Road
                           Scottsdale, Arizona 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180


          James M. Hennessy, Esq.                 With Copies To:
        ING Pilgrim Investments, LLC            Jeffrey S. Puretz, Esq.
       7337 E. Doubletree Ranch Road                   Dechert
         Scottsdale, Arizona 85258              1775 Eye Street, N.W.
                                                Washington, D.C. 20006

(Name and Address of Agent for Service)
                                  __________

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

     The purpose of this filing is to file as an exhibit a Code of Ethics, as required by Item 23 (p) of Form N-1A. Parts A and B of the Registrant's Registration Statement, Post-Effective Amendment No. 9, SEC File No. 33-73520, as filed on April 26, 2001, are incorporated herein by reference.

                                    PART C
                               OTHER INFORMATION

ITEM 23.  Exhibits

(a)(1) Articles of Incorporation - Filed electronically on April 29, 1996 - Incorporated by reference
   (2) Articles of Amendment - Filed electronically on 4/26/01 - Incorporated by reference

(b)    By-Laws - Filed electronically on 4/11/97 - Incorporated by reference

(c) Rights of Holders - Filed electronically on 4/24/98 -Incorporated by reference

(d) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. - Filed electronically on 4/26/01 - Incorporated by reference

(e)(1) Distribution Agreement between Registrant and Lexington Funds Distributor, Inc. - Filed electronically on 4/11/97 - Incorporated by reference

   (2) Form of Distribution Agreement between Registrant and Pilgrim Securities, Inc. - Filed electronically on 4/26/01 - Incorporated by reference

(f) Retirement Plan for Eligible Directors - Filed electronically On 4/24/98 - Incorporated by reference

(g)(1) Custodian Agreement between Registrant and Chase Manhattan Bank, N.A. - Filed electronically on April 29, 1996 - Incorporated by reference

   (2) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed electronically on 4/26/01 - Incorporated by reference

(h)(1) Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company - Filed electronically on April 29, 1996 - Incorporated by reference

   (2) Form of Administrative Services Agreement between Registrant and Lexington Management Corporation - Filed electronically on April 29, 1996 - Incorporated by reference

   (3) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. - Filed electronically on 4/26/01 - Incorporated by reference

(i) Opinion of Counsel as to Legality of Securities being registered - Filed electronically on 4/24/98 - Incorporated by reference

(j)    Consents

   (1) Consent of Dechert - Filed electronically on 4/26/01 - Incorporated by reference

   (2) Consent of KPMG LLP - Filed electronically on 4/26/01 - Incorporated by reference

(k)    Not Applicable

(l)    Not Applicable

(m)    Not Applicable

(n)    Not Applicable

(o)    Not Applicable

(p)    Pilgrim Group Funds Code of Ethics

Item 24.  Persons Controlled by or under Common Control with Registrant

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

Item 25.  Indemnification

Under the terms of the Maryland General Corporation Law, and the Company's By-Laws, the Company shall indemnify its officers to the same extent as its directors and to such further extent as the Company's Articles of Incorporation is consistent with law. The Company shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. The indemnification and other rights provided by the By-Laws shall continue as to a person who has ceased to be a director or officer and shall insure to the benefit of the heirs, executors and administrators of such a person. The By-Laws shall not protect any such person against any liability to the corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

Item 26.  Business and Other Connections of Investment Adviser

Information as to the directors and officers of ING Pilgrim Investments, LLC ("ING Pilgrim Investments"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Pilgrim Investments in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 27.   Principal Underwriters

(a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Prime Rate Trust, Pilgrim Mutual Funds, Pilgrim Equity Trust, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Mayflower Trust, Pilgrim GNMA Income Fund, Inc., Pilgrim Growth and Income Fund, Inc., Pilgrim International Fund, Inc., Pilgrim Precious Metals Fund, Inc., Pilgrim Russia Fund, Inc., Pilgrim Funds Trust, Lexington Money Market Trust, Pilgrim Natural Resources Trust, USLICO Series Fund, Pilgrim Variable Products Trust, and Pilgrim Variable Insurance Trust, and Pilgrim Senior Income Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)  Not applicable.

Item 28.  Location of Accounts and Records

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

The Registrant, Pilgrim Emerging Markets Fund, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 will maintain physical possession of each such account, book or other document of the Company, except for those maintained by the Registrant's Custodian, Brown, Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661 or Transfer Agent, DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri, 64141-6368.

Item 29.  Management Services

          None.

Item 30.  Undertakings

          Not Applicable.

                                  SIGNATURES
                                  ----------

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 1st day of May, 2001.

                                PILGRIM EMERGING MARKETS FUND
                                (formerly named Lexington Emerging Markets Fund)

                                By:  /s/ KIMBERLY A. ANDERSON
                                   ------------------------------------
                                     Kimberly A. Anderson
                                     Vice President & Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                       Title                    Date
          ---------                       -----                    ----

                                   Director and Chairman        May 1, 2001
-----------------------------
        John G. Turner*

                                   President and Chief          May 1, 2001
                                   Executive Officer
-----------------------------
     James M. Hennessy*

                                   Director                     May 1, 2001
-----------------------------
       Paul S. Doherty*

                                   Director                     May 1, 2001
-----------------------------
       Alan L. Gosule*

                                   Director                     May 1, 2001
-----------------------------
      Walter H. May, Jr.*

                                   Director                     May 1, 2001
-----------------------------
     Thomas J. McInerney*

                                   Director                     May 1, 2001
-----------------------------
        Jock Patton*

                                   Director                     May 1, 2001
-----------------------------
      David W.C. Putnam*

                                   Director                     May 1, 2001
-----------------------------
       Blaine E. Rieke*

                                   Director                     May 1, 2001
-----------------------------
    Richard A. Wedemeyer*

                                   Senior Vice President and    May 1, 2001
                                   Principal Financial Officer
-----------------------------
      Michael J. Roland*


*By: /s/ KIMBERLY A. ANDERSON
     ------------------------
     Kimberly A. Anderson,
     Vice President and Secretary
     Attorney-in-Fact**

** Powers of Attorney for the Directors, James M. Hennessy and Michael J. Roland were filed as part of Post-Effective Amendment No. 8 to the Registrant's Registration Statement as filed on March 1, 2001 and are incorporated by reference.

                                 EXHIBIT INDEX

Exhibit Number      Description

(p)                 Pilgrim Group Funds Code of Ethics